UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE            68130

(Address of principal executive offices)

(Zip code)

James Ash,         Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares						Market Value
	MUTUAL FUND - 15.7%
	DEBT FUND - 15.7%
469,680	Brevan Howard Investment Fund - Emerging Markets Local Fixed Income
	(Cost - $53,650,000)					$ 54,607,058

	SYSTEMATIC TRADING COMPANIES - 5.8%
	Denali Global Discretionary Program Class Denali (a)					3,092,716
	Krom River Commodity Program Class Krom (a)					2,622,460
	Ortus FX Strategy Class Ortus (a)					9,038,465
	P/E FX Aggressive Strategy Class PE (a)					5,234,672
	TOTAL SYSTEMATIC TRADING COMPANIES (Cost - $22,695,690)					19,988,313

Principal
Amount ($)	STRUCTURED NOTE - 4.5%				Maturity
18,400,000	Barclays Bank PLC Linked Note (a) *
	(Cost - $18,400,000)				11/20/2013	15,657,523

	SHORT-TERM INVESTMENTS - 69.1%			Yield (b)
	BONDS & NOTES - 28.4%
2,000,000	Federal Farm Credit Banks			0.2000	11/20/2013	1,999,480
10,000,000	Federal Home Loan Banks			0.1800	1/10/2013	10,000,200
6,530,000	Federal Home Loan Banks			0.3750	1/29/2013	6,531,247
7,000,000	Federal Home Loan Banks			0.1600	2/8/2013	7,000,000
1,000,000	Federal Home Loan Banks			0.1900	10/18/2013	1,000,079
2,000,000	Federal Home Loan Banks			0.2900	11/15/2013	2,000,740
5,800,000	Federal National Mortgage Association (c)			1.7500	2/22/2013	5,812,934
4,300,000	Federal National Mortgage Association (c)			0.7500	2/26/2013	4,303,870
6,000,000	Federal National Mortgage Association (c)			1.7500	5/7/2013	6,033,120
7,000,000	Federal National Mortgage Association (c)			1.2500	8/20/2013	7,045,290
5,250,000	Federal National Mortgage Association (c)			0.7500	12/18/2013	5,277,300
10,000,000	United States Treasury Note			1.3750	3/15/2013	10,025,391
5,000,000	United States Treasury Note			1.7500	4/15/2013	5,023,242
1,000,000	United States Treasury Note			1.3750	5/15/2013	1,004,648
10,250,000	United States Treasury Note			0.5000	5/31/2013	10,266,421
9,000,000	United States Treasury Note			1.1250	6/15/2013	9,040,430
6,000,000	United States Treasury Note			2.0000	11/30/2013	6,098,437
	TOTAL BONDS & NOTES (Cost - $98,503,036)					98,462,829

	CERTIFICATES OF DEPOSIT - 6.1%
4,000,000	BESTNY			0.2000	1/22/2013	4,000,000
5,250,000	Norinchukin Bank			0.1700	1/2/2013	5,250,000
6,000,000	Royal Bank of Scottland			0.1600	1/18/2013	6,000,000
6,100,000	Sumitomo Mitsui			0.1700	1/4/2013	6,100,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $21,350,000)					21,350,000

	COMMERCIAL PAPER - 14.8%
5,500,000	Alpine Securities Corp. (d)			0.1013	1/17/2013	5,499,535
6,100,000	American Honda Finance Corp.			0.0728	1/14/2013	6,099,692
5,000,000	General Electric Capital Corp.			0.0086	1/3/2013	4,999,992
4,150,000	International Business Machine (d)			0.0140	1/4/2013	4,149,976
3,650,000	National Australia Funding			0.0500	1/11/2013	3,649,858
6,000,000	NetJets, Inc. (d)			0.0333	1/7/2013	5,999,900
6,300,000	Northern Pines (d)			0.0560	1/9/2013	6,299,706
7,300,000	Regency Markets (d)			0.1014	1/15/2013	7,299,404
7,300,000	Toronto-Dominion Holdings (d)			0.0193	1/4/2013	7,299,890
	TOTAL COMMERCIAL PAPER (Cost - $51,297,953)					51,297,953

	DISCOUNT AGENCY NOTES - 3.5%
4,825,000	Federal Farm Credit Discount Notes			0.0050	1/2/2013	4,824,999
7,300,000	Federal Home Loan Banks Discount Notes			0.0145	1/16/2013	7,299,888
	TOTAL DISCOUNT AGENCY NOTES (Cost - $12,124,887)					12,124,887

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)				Yield (b)	Maturity	Market Value
	U.S. GOVERNMENT OBLIGATIONS - 16.3%
10,000,000	United States Treasury Bill			0.0150	1/2/2013	$ 9,999,992
8,000,000	United States Treasury Bill			0.0000	1/10/2013	8,000,000
38,499,200	United States Treasury Bill (a)			0.0013	10/17/2013	38,449,706
	TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $56,449,697)					56,449,698

	TOTAL SHORT-TERM INVESTMENTS (Cost - $239,725,573)					239,685,367

	TOTAL INVESTMENTS - 95.1% (Cost - $334,471,263) (e)					$ 329,938,261
	OTHER ASSETS LESS LIABILITIES - 4.9%					17,124,877
	NET ASSETS - 100.0%					$ 347,063,138

*	Non-Income bearing.
(a)	All or a portion of these investment is a holding of the AGMS Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(c)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(d)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012 these securities amounted to  $36,548,411 or 10.53% of net assets.

(e)	Represents cost for financial reporting purposes. Aggregate cost for book purposes is $334,471,263 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:			$ 971,779
			Unrealized Depreciation:			(5,504,781)
			Net Unrealized Depreciation:			$ (4,533,002)

	OPEN SWAPS CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Terminiation Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC SWAP	43,100,000	LIBOR+175bps	11/9/2013	Barclays capital Inc	$ (447,834)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Advisors, LLC (the “Advisor”) fair values AGMS Fund Limited ("AGMS") a subsidiary of which the Fund may invest up to 25% of its total assets. Investments in AGMS are fair valued daily based on the underlying commodity trading advisor's ("CTA’s") current position. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. These CTA prices are used to value the Fund's swaps and structured note holdings. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. gPayments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Debt Fund	$ -	$ 54,607,058	$ -	$ 54,607,058
Systematic Trading Companies	-	19,988,313	-	19,988,313
Structured Note	-	15,657,523	-	15,657,523
Bonds & Notes	-	98,462,829	-	98,462,829
Certificates of Deposit	-	21,350,000	-	21,350,000
Commercial Paper	-	51,297,953	-	51,297,953
Discount Agency Notes	-	12,124,887	-	12,124,887
U.S. Government Obligations	-	56,449,698		56,449,698
Total Investments	$ -	$ 329,938,261	$ -	329,938,261
Derivative
SWAPS	$ -	$ (447,834)	$ -	$ (447,834)
Total	$ -	$ (447,834)	$ -	$ (447,834)
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AGMS. AGMS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Global Macro Strategy Limited (“GMSL”). GMSL,  a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011 and is a disregarded entity for US tax purpose. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at December 31, 2012	% of Total Net Assets at December 31, 2012

AGMS	April 13, 2011	$ 78,586,924	22.64%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013